FINANCIAL INSTRUMENTS - Categories of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	$ 394,612
Contingent consideration
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	59,686	$ 58,180
FVTPL | Foreign exchange forward contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	2,004	1,392
FVTPL | Contingent consideration
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	59,686	58,180
FVTOCI | Foreign exchange forward contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	1,571	106
FVTOCI | Equity forward contract
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	3,886
Amortized cost | Trade payables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	90,564	61,643
Amortized cost | Borrowings
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	3,699	12,240
Amortized cost | Contingent consideration
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	65,005	49,184
Amortized cost | Put option on minority interest of Walmeric
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	9,386	15,423
Amortized cost | Lease liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	135,138	134,485
Amortized cost | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	808	955
FVTPL | Mutual funds
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	47,009	27,585
FVTPL | Convertible notes
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	6,684	3,875
FVTPL | Foreign exchange forward contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	552	608
FVTPL | Interest rate SWAP
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	3,416	534
FVTOCI | Commercial Papers
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets		4,996
FVTOCI | Bills issued by the Treasury Department of the U.S. ("T-Bills")
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1,399
FVTOCI | Foreign exchange forward contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	2,957	150
FVTOCI | Equity instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	27,892	22,088
Amortized cost | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	292,457	427,804
Amortized cost | Contribution to funds
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1,513	1,027
Amortized cost | Trade receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	425,422	300,109
Amortized cost | Other assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	25,854	16,438
Amortized cost | Other receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	12,122	5,901
Amortized cost | Others
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	$ 6	$ 35